Discontinued Operations (FY) (Details) - USD ($) $ in Millions	1 Months Ended	4 Months Ended	12 Months Ended
	Aug. 20, 2018	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 21, 2018
Discontinued Operations [Line Items]
Warrants Cancelled		(463,631)	(576,923)	0
Yield Endurance [Member]
Discontinued Operations [Line Items]
Guaranty Liabilities					$ 5.5
Restructuring Agreement, Terms	Pursuant to the terms of the Restructuring Agreement, the parties agreed to modify the terms of the Former Agreements by (a) assigning to Madison all of the capital stock of Yield to provide for the continuation of the business of Yield as a subsidiary of Madison, (b) terminating the Guaranty Agreement by and between the Company and Prism, and (c) canceling 576,923 of the 961,538 warrants issued to Prism in connection with the NPA. On the Effective Date, the Company transferred its capital stock of Yield to Madison (the "Transfer") and terminated the Guaranty Agreement, thus, the Company's liability for the Senior Note, as defined below, issued pursuant to the NPA, was extinguished upon the Transfer.
Warrants Cancelled	576,923